CITIGROUP [LOGO]




December 30, 2004


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Managed Municipal Fund, Inc.
         File Nos.  33-32819, 811-06023
         CIK: 0000859031

Ladies and Gentlemen:

Enclosed on behalf of Managed Municipal Fund, Inc., a Maryland corporation, enclosed please find, pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933 (the "1933 Act"), Post-Effective Amendment No. 19 to the
Registrant's Registration Statement on Form N-1A under the 1933 Act and Post-Effective Amendment No. 21 under the Investment Company Act of 1940.
If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ Bethany D. Woodsome

Bethany D. Woodsome
Forum Administrative Services, LLC

cc:      Carl Frischling, Esq.
         Kramer Levin Naftalis & Frankel LLP

Enclosure




         Forum Financial Group Two Portland Square Portland, Maine 04101